Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets (Details) [Line Items]
Government grants (in Dollars)	$ 8.0	$ 3.3
Senior Secured Credit Facilities	4.875%
Discount rate		8.50%
Minimum [Member]
Intangible Assets (Details) [Line Items]
Discount rate	8.00%
Maximum [Member]
Intangible Assets (Details) [Line Items]
Discount rate	15.00%